UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                               FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 1999

Check here if Amendment [  ]:  Amendment Number:  _______
     This Amendment  (Check only one): [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          The Torray Corporation
Address:       6610 Rockledge Drive, Suite 450,
               Bethesda, Maryland 20817

               ---------------------------------

Form 13F File Number:    28-6458

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          William M. Lane
Title:         Vice President
Phone:         (301) 493-4600

Signature, Place, and Date of Signing:

 /s/ WILLIAM M LANE                     Bethesda, Maryland            5/7/99
 ------------------------------         ---------------------       -----------
      [Signature]                         [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 1999

                       If amended report check here: _____



Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the _______ day of ________________ , 19 ___ .



                                           By:_________________________________
                                                  William M Lane, Vice President
                                                  for The Torray Corporation

MARCH 31, 1999                            FORM 13F - THE TORRAY CORPORATION



                 Item 1                     Item 2      Item 3        Item 4         Item 5                Item 6

                                            Title       CUSIP       Fair Market       Total      Invest
Name of Issuer                             of Class     Number         Value         Shares      (a)Sole  (b)Shared (c)Other
--------------                             --------     ------         -----         ------      -------  --------- --------

Allied Signal, Inc.                         common      019512102      39,350,000       800,000     X
 .............................................................................................................................
American Express Company                    common       02581610      47,481,750       404,100     X
 .............................................................................................................................
Amgen, Inc.                                 common      031162100      74,875,000     1,000,000     X
 .............................................................................................................................
Archer Daniels Midland Company              common       03948310      49,394,063     3,363,000     X
 .............................................................................................................................
A T & T Corporation                         common      001957109      71,831,250       900,000     X
 .............................................................................................................................
Bank One Corporation                        common      06423A103      46,252,500       840,000     X
 .............................................................................................................................
Boston Scientific Corporation               common      101137107      97,350,000     2,400,000     X
 .............................................................................................................................
Callaway Golf Company                       common      131193104      16,304,075     1,600,400     X
 .............................................................................................................................
Carramerica Realty Corporation              common      144418100      23,465,675     1,063,600     X
 .............................................................................................................................
CitiGroup, Inc.                             common      172967101      75,096,496     1,175,679     X
 .............................................................................................................................
Du Pont (E.I.) de Nemours                   common       26353410      52,894,938       911,000     X
 .............................................................................................................................
Electronic Data Systems Corporation         common      285661104      96,157,811     1,975,000     X
 .............................................................................................................................
Franklin Resources, Inc.                    common      354613101      48,065,625     1,709,000     X
 .............................................................................................................................
General Dynamics Corporation                common       36955010      20,560,000       320,000     X
 .............................................................................................................................
Hughes Electronics Corporation GM  "H"      common      370442832     102,690,750     2,036,000     X
 .............................................................................................................................
Gilette Company, The                        common      375766102      59,437,500     1,000,000     X
 .............................................................................................................................
I B M Corporation                           common       45920010      18,788,500       106,000     X
 .............................................................................................................................
Illinois Tool Works                         common       45230810      85,944,375     1,389,000     X
 .............................................................................................................................
Kimberly Clark Corporation                  common      494368103      20,133,750       420,000     X
 .............................................................................................................................
Loral Space & Communications Ltd.           common      G56462107      50,444,625     3,494,000     X
 .............................................................................................................................
Mellon Bank Corporation                     common      585509102      33,104,400       470,400     X
 .............................................................................................................................
Molex, Inc. A                               common      608554200      17,760,600       686,400     X
 .............................................................................................................................
J.P. Morgan & Company                       common       61688010      92,716,313       751,500     X
 .............................................................................................................................
Northrop Grumman Corporation                common       66680710      44,469,163       742,700     X
 .............................................................................................................................
PanAmSat Corporation                        common      697933109      37,816,875     1,215,000     X
 .............................................................................................................................
Ralston Purina Company                      common      751277302      20,656,125       774,000     X
 .............................................................................................................................
SLM Holding Corp.                           common      78442A109      92,033,700     2,204,400     X
 .............................................................................................................................
U. S. Satellite Bradcasting Company, Inc.   common      912534104      57,711,250     3,370,000     X
 .............................................................................................................................

                                                                  ================
TOTAL                                                               1,492,787,109
                                                                  ================




                 Item 1                      Item 7                  Item 8

                                                                Voting Authority
Name of Issuer                              Managers    (a) Sole    (b) Shared   (c)None
--------------                              --------    --------    ----------   -------

Allied Signal, Inc.                            All          800,000
 ...........................................................................................
American Express Company                       All          404,100
 ...........................................................................................
Amgen, Inc.                                    All        1,000,000
 ...........................................................................................
Archer Daniels Midland Company                 All        3,363,000
 ...........................................................................................
A T & T Corporation                            All          900,000
 ...........................................................................................
Bank One Corporation                           All          840,000
 ...........................................................................................
Boston Scientific Corporation                  All        2,400,000
 ...........................................................................................
Callaway Golf Company                          All        1,600,400
 ...........................................................................................
Carramerica Realty Corporation                 All        1,063,600
 ...........................................................................................
CitiGroup, Inc.                                All        1,175,679
 ...........................................................................................
Du Pont (E.I.) de Nemours                      All          911,000
 ...........................................................................................
Electronic Data Systems Corporation            All        1,975,000
 ...........................................................................................
Franklin Resources, Inc.                       All        1,709,000
 ...........................................................................................
General Dynamics Corporation                   All          320,000
 ...........................................................................................
Hughes Electronics Corporation GM  "H"         All        2,036,000
 ...........................................................................................
Gilette Company, The                           All        1,000,000
 ...........................................................................................
I B M Corporation                              All          106,000
 ...........................................................................................
Illinois Tool Works                            All        1,389,000
 ...........................................................................................
Kimberly Clark Corporation                     All          420,000
 ...........................................................................................
Loral Space & Communications Ltd.              All        3,494,000
 ...........................................................................................
Mellon Bank Corporation                        All          470,400
 ...........................................................................................
Molex, Inc. A                                  All          686,400
 ...........................................................................................
J.P. Morgan & Company                          All          751,500
 ...........................................................................................
Northrop Grumman Corporation                   All          742,700
 ...........................................................................................
PanAmSat Corporation                           All        1,215,000
 ...........................................................................................
Ralston Purina Company                         All          774,000
 ...........................................................................................
SLM Holding Corp.                              All        2,204,400
 ...........................................................................................
U. S. Satellite Bradcasting Company, Inc.      All        3,370,000
 ...........................................................................................


TOTAL


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